Prepaid Share Forward Agreement - Schedule of Reconciliation of OET Derivative Liability (Details) - Level 3 [Member]	5 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Reconciliation of OET Derivative Liability [Line Items]
Balance upon closing of Business Combination (August 7, 2025)	$ 8,072,614
Gain on fair value change	(2,481,099)
Balance as of December 31, 2025	$ 5,591,515